STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 3. STOCKHOLDERS’ EQUITY

The total number of authorized shares of our common stock, par value $0.001 per share, was 250,000,000 shares and increased on June 27, 2022 to 1,000,000,000 shares. As of September 30, 2024 and December 31, 2023, there were 717,287,220 and 484,464,194 common shares issued and outstanding, respectively.

On January 19, 2021, our stockholders approved the filing of an amendment to our certificate of incorporation authorizing 10,000,000 shares of preferred stock with a par value of $0.001 per share. Such amendment was filed on January 20, 2021.

On March 30, 2022, the Secretary of State of Delaware acknowledged the Company’s filing of a Certificate of Designations of Preferences and Rights of Series A Convertible Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State creating a series of 9,000,000 shares of Series A Preferred Stock (the “Series A Preferred Stock”). On March 31, 2022, we issued 9,000,000 shares of Series A Preferred Stock in exchange for 94,312,250 shares of Bitech Mining’s Common Stock, par value $0.001 per share, representing 100% of the issued and outstanding shares of Bitech Mining. On June 27, 2022 the 9,000,000 shares of Series A Convertible Preferred Stock issued as of March 31, 2022 automatically converted to 485,781,168 shares of common stock.

As of September 30, 2024, the Company agreed to issue 264,431 shares of its Common Stock to its legal counsel as partial payment for legal services for the three months ended September 30, 2024. The shares were valued at $17,929.

The Company issued 2,000,000 of restricted securities awards valued at $120,000 ($0.06 per share) during January 2024 and recorded $30,000 as stock compensation expense in the quarter ended March 31, 2024 as payment for services provided by two employees of the Company.

On April 24, 2024 the Company completed the acquisition of Emergen whereby the Company issued 222,222,000 unregistered shares of its common stock in exchange for 100% of Emergen’s equity interests to Emergen’s sole member, C&C, an entity controlled by Cole Johnson who became an executive officer and director of the Company following the Closing.

The Company issued 2,400,000 of restricted securities awards valued at $192,000 ($0.08 per share) during July 2024 and recorded $24,000 as stock compensation expense in the quarter ended September 30, 2024 as payment for services provided by one consultant of the Company. The RSA vested 12.5% on July,1 2024 and will vest 12.5% on the first day of each quarter until fully vested on April 1, 2026.

NOTE 3. STOCKHOLDERS’ EQUITY

The total number of authorized shares of our common stock, par value $0.001 per share, was 250,000,000 shares and increased on June 27, 2022 to 1,000,000,000 shares. As of December 31, 2023, there were 484,464,194  common shares issued and outstanding.

On January 19, 2021, our stockholders approved the filing of an amendment to our certificate of incorporation authorizing 10,000,000 shares of preferred stock with a par value of $0.001 per share. Such amendment was filed on January 20, 2021.

On March 30, 2022, the Secretary of State of Delaware acknowledged the Company’s filing of a Certificate of Designations of Preferences and Rights of Series A Convertible Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State creating a series of 9,000,000 shares of Series A Preferred Stock (the “Series A Preferred Stock”). On March 31, 2022, we issued 9,000,000 shares of Series A Preferred Stock in exchange for 94,312,250 shares of Bitech Mining’s Common Stock, par value $0.001 per share, representing 100% of the issued and outstanding shares of Bitech Mining. On June 27, 2022 the 9,000,000 shares of Series A Convertible Preferred Stock issued as of March 31, 2022 automatically converted to 485,781,168 shares of common stock.

On April 19, 2022, the Company issued 4,635,720 shares of its restricted Common Stock to an individual as compensation for future services at a fair value price on the date of issuance of $0.10 per share. The shares vest 25% on each April 18 commencing on April 18, 2023 so long as the individual is providing services to the Company or one of its subsidiaries.

On April 14, 2022, the Company issued 3,348,000 shares of its restricted Common Stock to an individual as compensation for future services at a fair value price on the date of issuance of $0.10 per share. 1,802,769 shares vest on April 13, 2023 and 515,077 shares vest on April 13, 2024, April 13, 2025, and April 13, 2026 so long as the individual is providing services to the Company or one of its subsidiaries.

Effective as of July 8, 2022, the Financial Industry Regulatory Authority, Inc. (“FINRA”) confirmed that it had received the necessary documentation to process the Company’s request to change its name and trading symbol previously disclosed in its Form 8-K filed with the Securities and Exchange Commission on May 2, 2022. The Company’s ticker symbol on the OTCQB tier of the OTC Markets Group. Inc. was changed to “BTTC” on July 8, 2022.

The Company issued 1,674,506 unregistered shares of its Common Stock valued at $117,455 during the year ended December 31, 2023 as payment for services provided to the Company.

The Company issued 1,500,000 of restricted securities awards valued at $30,000 during the year ended December 31, 2023 as payment for director compensation services provided to the Company.

During April, May and June, 2023, the Company sold 11,250,000 unregistered shares of its Common Stock to six private investors in exchange for $225,000 ($0.02 per share).

During August 2023 the Company sold 666,667 unregistered shares of its Common Stock to one private investor for $20,000 ($0.03 per share).

During October, November, and December 2023 the Company sold 5,375,000 unregistered shares of its Common Stock to three private investor for $167,500 ($0.03-$0.04 per share).